Label	Element	Value
Victory S&P 500 Index Fund (formally Victory Munder Index 500 Fund)
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000802716_SupplementTextBlock

Victory Funds

Victory S&P 500 Index Fund

Supplement dated November 18, 2016

to the Prospectus dated November 1, 2016 (“Prospectus”)

This Prospectus is being revised to correct the fee table for Class A shares of the Fund.

Risk/Return [Heading]	rr_RiskReturnHeading	Victory S&P 500 Index Fund (formally Victory Munder Index 500 Fund)
Expense [Heading]	rr_ExpenseHeading	1. The Annual Fund Operating Expenses table for Class A shares of the Fund on page 1 of the Prospectus is deleted and replaced with the following:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	If you wish to obtain more information, please call the Victory Funds at 800-539-3863. PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.
Victory S&P 500 Index Fund (formally Victory Munder Index 500 Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.58%